Trade Receivables (Schedule Of Trade Receivables) (Details) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Trade Receivables [Abstract]
Notes	¥ 157	¥ 2,021
Accounts	24,445	20,838
Trade receivables, gross	24,602	22,859
Less allowance for doubtful accounts	483	152	246	585
Trade receivables, net	¥ 24,119	¥ 22,707